Interest Expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest Expense [Abstract]
Interest on indebtedness	$ 239,805	$ 231,015	$ 209,136
Interest on derivative instruments	(13,191)	(7,105)	3,071
Interest on satellite performance incentive payments	3,536	4,134	4,750
Interest on significant financing component	25,484	27,374
Interest on employee benefit plans (Note 30)	1,339	1,488	1,511
Interest on leases	1,288
Capitalized interest (Note 16)		(19,120)	(18,324)
Interest expense	$ 258,261	$ 237,786	$ 200,144